Intangible assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
6. Intangible assets
Intangible assets consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Micro-Lending License	63,760	63,760
Factoring License	265	265
Financial Leasing License 1	255	—
Insurance Brokerage License	34,667	34,667
Less: impairment	(255)	—

Intangible assets	98,692	98,692

1
In 2022, the Financial Leasing License related to Zhongyu Zhuhai Financial Leasing Co., Ltd was revoked and therefore full impairment was provided and provision for intangible assets was written off at the end of the year
.